Income Taxes - Schedule of Composition of Income Tax Expenses (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Composition of Income Tax Expenses [Abstract]
Current income tax expenses	¥ (4,485)		¥ (267)
Deferred income tax benefits
Total Income tax expenses	¥ (4,485)	$ (661)	¥ (267)